March 5, 2010
VIA EDGAR AND FEDERAL EXPRESS
Mr. Max A. Webb
Assistant Director
U.S. Securities and Exchange Commission
Division of Corporation Finance
Mail Stop 3561
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Film Department Holdings, Inc.
Amendment No. 1 to Registration Statement on Form S-1
Filed January 25, 2010
File No. 333-163514

Dear Mr. Webb:
          On behalf of The Film Department Holdings LLC, a Delaware limited liability company (the “Company”), there is hereby transmitted for filing, pursuant to the Electronic Data Gathering, Analysis and Retrieval system, Amendment No. 2 to the Form S-1 of the Company filed on December 7, 2009 (“Amendment No. 2”).
          Amendment No. 2 has been prepared in response to the comments of the staff of the Division of Corporation Finance (the “Staff”) to Amendment No. 1 to Form S-1 of the Company filed on January 25, 2010 (“Amendment No. 1”) and includes the Company’s audited financials for the year ended December 31, 2009. The Staff’s comments are set forth in a letter dated February 5, 2010, from Max A. Webb, Assistant Director, addressed to Mark Gill, Chief Executive Officer of the Company. Responses to such comments are set forth below and are keyed to the above-referenced comment letter. Enclosed herewith is a marked copy of Amendment No. 2 showing the Company’s changes to Amendment No. 1 based on the Staff’s comments.

Mr. Max A. Webb	Page 2
U.S. Securities and Exchange Commission
March 5, 2010
Registration Statement on Form S-1
General
1.	We note your revision to the registration statement in response to our prior comment no. 3, but we also note that “greenlighting” is still not defined where it is first used on page 16. Instead, the term is first defined on page 52. Please revise.

The Company acknowledges the Staff’s comment with respect to the undefined use of the industry term “greenlighting” and has revised its disclosure to define this term when first used on page 16.
Prospectus Summary, page 1
2.	Refer to the second sentence of the fourth paragraph of this section. Either revise to clarify that it is your belief that the 20 projects are “worthy” or register the guarantee with the next amendment.

The Company acknowledges the Staff’s comment with respect to the statement that all films comprising its production slate are worthy of national release and has revised its disclosure to reflect that this assertion is a management belief.

3.	Revise to update the status of Earthbound, mentioned in the fourth paragraph.

The Company acknowledges the Staff’s comment with respect to the status of the motion picture Earthbound and has revised the fourth paragraph of the prospectus summary to state that production of Earthbound began on January 18, 2010 in New Orleans, Louisiana.

4.	We note your response and submission of a news article in response to our prior comment no. 9. However, we also note that 2006-2010 is the time period in which the article suggests that revenues for U.S. major studios will accelerate. Also we note that the article suggests that “major” studio revenue was increasing. Please remove the statement in the summary if you are unable to provide support.

The Company acknowledges the Staff’s comment with respect to the Company’s assertion regarding the acceleration of industry revenues due to new forms of digital distribution. Attached as Exhibit A to this letter is a U.S. News & World Report article from August 15, 2008 citing a Parks Associates report which predicts that consumer spending on broadband video delivery will grow 600% during the period 2008-2013.

5.	We suggest adding somewhere to the summary that you plan to produce approximately 20 films during the first five years, and add a risk factor clarifying that the failure of any one would likely have material adverse consequences to your results, if true.

Mr. Max A. Webb	Page 3
U.S. Securities and Exchange Commission
March 5, 2010
The Company acknowledges the Staff’s comments with respect to the Company’s plans to produce approximately 20 films during the next five years and has revised the second paragraph of the “Strategy” section within the prospectus summary to include this information. The Company believes that the risk factor captioned “The Company’s revenues and results of operations may fluctuate unexpectedly . . .” on page 13 appropriately explains the risk associated with the failure of some or all of its films.
Strategy, page 2
6.	Either provide support for the statement that it is very difficult for independent film companies to secure U.S. pay television agreements, or delete.

The Company acknowledges the Staff’s request to provide support for its assertion that it is very difficult for independent film companies to secure U.S. pay television agreements and in support of this assertion has attached as Exhibit B to this letter an article from Variety magazine. The article cites industry leader Bob Berney as saying that, because of the abundance of pay television output deals secured by major studios, there is little opportunity for independent studios to obtain similar deals.

7.	Please delete the word “exceptional” in the last paragraph on page 2. See previous comment 2.

The Company acknowledges the Staff’s comment with respect to the use of the word “exceptional” on page 2 and has revised its disclosure accordingly.
Risk Mitigation, page 3
8.	We note your response to previous comment 17. Please either revise this section to clarify that you believe that your risk mitigation is not materially different from that of competing independent studios, including the ones which have recently gone out of business or had to substantially scale back operations as you discuss on page 2.

The Company acknowledges the Staff’s comment with respect to the Company’s risk mitigation strategy and has added a third paragraph to the “Risk Mitigation” section of the prospectus summary (page 3) which describes the Company’s risk mitigation strategy vis-à-vis that of competing independent studios as well as those which have recently gone out of business or significantly scaled back their operations. As disclosed, it is management’s belief that the Company’s risk mitigation strategy is similar to that of competing independent studios that have survived the economic downturn but distinguishable from certain independent studios that have failed in recent years who relied heavily on domestic box office revenues.

Mr. Max A. Webb	Page 4
U.S. Securities and Exchange Commission
March 5, 2010
Management’s Discussion and Analysis
Net Revenue, page 31
9.	You state that you believe you can enhance your business opportunities by creating the capacity to market and distribute both your films and those of third parties. However, based on the disclosure on page 2, it appears that you have recently hired The Weinstein Company (TWC) for this purpose. Please tell us whether your participation in these activities would present a conflict of interest with your business arrangement with TWC.

The Company acknowledges the Staff’s comment with respect to the distribution agreement with TWC. Rather than present a conflict of interest, the TWC agreement complements the Company’s distribution activities. As described more fully on revised page 49 of the registration statement (see the Company’s response to Staff comment 11 below), TWC will handle the administrative aspects of distribution, including theatrical distribution (including booking theaters and shipping film prints), exhibitor relations (including placement of trailers and posters in theaters) and collections, as well as executing the paid media advertising buy. The Company will oversee TWC’s services and retain sole responsibility for creative advertising, media planning, new media, research, publicity, promotion and field operations. The Company’s planned activities in the marketing and distribution of films (as described above) are specifically contemplated in the agreement with TWC and will not present a conflict of interest thereunder.
Liquidity and Capital Resources, page 35
10.	In the first paragraph on page 36, you state that the aggregate principal outstanding on the Second Lien Notes as of September 30, 2009 was $41.9 million. However, your disclosure on page F-32 shows the amount to be $42.7 million. Please revise for consistency. In this regard, we suggest you revise the disclosure on page 36 to reflect the fact amount (not the discounted amount) of the Notes.

The Company acknowledges the Staff’s comment with respect to the principal outstanding on the Second Lien Notes and has revised its disclosure throughout the registration statement to reflect the $36.49 million outstanding on the Second Lien Notes as of the Company’s December 31, 2009 fiscal year end.
Our Business, page 45
11.	In the next amendment, please summarize the key terms of the agreement with The Weinstein Company as well as filing the agreement as an exhibit.
The Company acknowledges the Staff’s comment with respect to the agreement with The Weinstein Company and has revised its disclosure on page 49 to more fully describe the key

Mr. Max A. Webb	Page 5
U.S. Securities and Exchange Commission
March 5, 2010
terms of this agreement. The Company intends to file a copy of the agreement as an exhibit to Amendment No. 3 to the Registration Statement.
Greenlighting Productions, page 52
12.	Within this discussion, you state that you expect your second film to return approximately $24.8 million in U.S. revenue, of which $7.6 million has been received as of January 5, 2010. You also state this film had a “net budget” of approximately $45 million (as compared to a “gross budget” of approximately $52 million). Thus, it appears that both instances may be referring to same $7.6 million amount for which you were able to sell the transferable tax credit granted by the State of Pennsylvania. Please clarify the source of both the offsetting amount to your film budget and the $7.6 million in revenue received as of January 5, 2010.

The Company acknowledges the Staff’s comment with respect to the revenue generated by Law Abiding Citizen. It is purely coincidence that the amount of the transferable tax credit granted by the State of Pennsylvania and the total Law Abiding Citizen box office receipts received by the Company as of January 5, 2010 are both $7.6 million. The Company has revised its disclosure in this section to clarify that: 1) the net budget was derived by subtracting subsidies and TFD fees from the gross budget, and 2) the $7.6 million in U.S. revenue refers to box office revenue generated by Law Abiding Citizen and received by the Company.
Financial Statements for the year ended December 31, 2008
Balance Sheet, page F-3
13.	We note your accounts receivable are presented on a “net” basis. However, you have not disclosed your accounting policy for accounts receivable or presented your allowance for doubtful accounts in the notes to your financial statements. Pursuant to Regulation S-X, Rule 5-04, please revise your financial statements to include Schedule II within your document (or present the required information in the notes to your financial statements.)

The Company acknowledges the Staff’s comment with respect to the accounts receivable and has revised its disclosure in the December 31, 2009 financial statements footnotes to reflect the required information per Regulation S-X, Rule 5-04.
Note 2. Summary of Significant Accounting Policies
Development Costs, page F-10
14.	In your description in Note 5, you explain that certain development costs related to abandoned projects were expensed through the statement of operations. However, in this note, and in your description on your statement of cash flows, you state that an allowance is recorded for projects that are abandoned, which implies an effect to your

Mr. Max A. Webb	Page 6
U.S. Securities and Exchange Commission
March 5, 2010
balance sheet. The term “abandoned” gives the implication that the project is permanently cancelled, and therefore it appears that expensing of these costs would be most appropriate. Please confirm that our understanding is correct, and revise for consistency and clarity.
The Company acknowledges the Staff’s comment with respect to the development costs. The Company does expense abandoned projects; therefore, the statement of cash flows has been revised in the December 31, 2009 financial statements to reflect the fact that abandoned projects are written off.
Debt Issuance Costs, page F-10
15.	In light of your subsequent debt repayment in November 2009, and the related write off of debt issuance costs, please review your disclosure to provide a table separately detailing the amount of debt issuance costs attributable to each type of debt outstanding.

The Company acknowledges the Staff’s comment with respect to the debt issuance costs and has revised its disclosure in the December 31, 2009 financial statements footnotes to reflect the additional information requested for the debt issuance costs attributable to each type of debt outstanding.
Note 5. Development costs, page F-12
16.	We note your explanation of development costs in this note, with your presentation of development costs shown as a component of film costs in Note 6 on page F-13. It appears your accounting for development costs differs from that for film costs, as development costs are either reclassified into film costs or expensed through the statement of operations. Please revise to present a rollforward of development costs within this note, showing the beginning balance, additions, transfers, expensed amounts, and the ending balance.

The Company acknowledges the Staff’s comment with respect to the development costs and has revised its disclosure in the December 31, 2009 financial statements footnotes to reflect the required information.

17.	As a related matter, we note you present development costs on a “net” basis on your balance sheet. Please revise your disclosure to detail the items which are netted against the balance sheet amount, or revise the caption on your balance sheet.

The Company acknowledges the Staff’s comment with respect to the development costs and has revised the caption on the balance sheet in the December 31, 2009 financial statements as the development costs are not presented net of an allowance.

Mr. Max A. Webb	Page 7
U.S. Securities and Exchange Commission
March 5, 2010
Note 6. Film Costs, page F-13
18.	Based on your balance sheet presentation, which shows separate captions for development costs and film costs, please remove development costs from your table summarizing film costs and present such amounts separately (as requested above).

The Company acknowledges the Staff’s comment with respect to the development costs and film costs and has revised its disclosures in the December 31, 2009 financial statements footnotes to reflect the required information.
Other
19.	Please continue to consider the updating requirements for your financial statements and related consents in accordance with Article 8-08 of Regulation S-X and Item 601(b)(23) of Regulation S-K, respectively.

The Company acknowledges the Staff’s comment with respect to updating requirements related to our financial statements and related consents and has revised its disclosure to include the Company’s audited financials for the year ended December 31, 2009.
* * *
          The Company believes the foregoing is responsive to the Staff’s comments and hopes that the Company has resolved the comments to the Staff’s satisfaction. Your prompt attention to this response will be appreciated.
          If you have any questions regarding Amendment No. 2 or the foregoing response or if any additional information is needed, please call Joseph Crabb of Squire, Sanders & Dempsey L.L.P. at (602) 528-4084, and fax number (602) 253-8129.

Sincerely,
/s/ Squire, Sanders & Dempsey L.L.P.

Squire, Sanders & Dempsey L.L.P.

Enclosures
cc:     Tarik Gause (w/encls.)

Exhibit A
Hollywood Embracing Internet Video, Analyst Says
By David LaGesse
Posted: August 15, 2008
Source: US News & World Report
A couple of new studies project similar numbers for the expected boom in Internet video over the next few years. Parks Associates says consumer spending on broadband video will grow from about $1 billion this year to about $6 billion in 2013. In-Stat says revenues will jump to at least $4.5 billion in 2012.
Parks’ analyst, Kurt Scherf, says studios are sold on Internet video. “Hollywood has discovered that online video distribution provides more upside to their businesses than risk,” Scherf says. If he’s right, and the studios open the spigots, the growth numbers may be conservative.
In-Stat makes the interesting prediction that flat-rate subscriptions, as opposed to pay-per-views, will drive much of the growth. That despite the recent failure of the Vongo subscription service and the struggles of Rhapsody, a flat-rate music offering.

Exhibit B
INDIE WIND BLOWIN’
Berney sez distribs are underestimating auds
Posted: Thurs., Jun. 17, 2004, 5:44pm PT
Source: Variety Magazine
By CATHY DUNKLEY
Bob Berney, president of Newmarket Films, said Thursday he sees the tide shifting in favor of the independents due to an expanded audience appetite, the widening gap between Hollywood big studio fare and what audiences want to see and indies’ ability to exploit that gap.
Berney, the keynote speaker at the American Film Marketing Assn.’s Production Conference at the Beverly Hills Hotel, said that after the phenomenal success of “The Passion of the Christ,” the biggest-grossing indie film of all time, and other pics including the Oscar winner “Monster,” he is frequently asked to reveal Newmarket’s secret formula.
“If I had one, I’d’ve made a deal and I wouldn’t be here,” he joked.
When he was working in exhibition in Texas, Berney said, he didn’t know that independent film would grow into such a big business.
He cautioned, however, that indies need to “keep ourselves in check. We can’t let the balance in the independent world become too formulaic.”
Independents, he said, are flexible and diverse, risk-takers and gamblers, but also can be described as desperate and broke, “chasing campaign and release dates.”
Release dates are a major factor in determining a pic’s success, and the ability to counterprogram has led to Newmarket’s success, which reflects the larger changes in audience’s appetites. “We’ve identified and capitalized on that,” he said.
“Memento,” said Berney, was the bellwether that showed distribs were underestimating the audience.
He also pointed out that filmmakers and actors want relief from the boundaries of typical studio deals, both artistically and financially.
“I believe in making filmmakers your partners. It gives you a wealth of information and helps determine the marketing campaign.”

Berney cited the filmmakers’ Web site for “Memento,” set up before Newmarket came onto the film; “Whale Rider” helmer Nikki Caro’s idea for her pic’s poster; and Icon’s grassroots initiatives as central to the success of the marketing campaigns for those movies.
He also said creative deal structures such as that between Gold Circle and Playtone on “My Big Fat Greek Wedding” (struck while Berney was at IFC Films) and between Media 8 and DEJ on “Monster” were crucial to the success of these films.
The impact of DVD revenues has also played a great role in Newmarket’s success, he said, and he pointed out the difficult environment for smaller titles as the rental market slides due to Blockbuster’s and Netflix’s subscription services.
Berney said he also hoped for changes and expansion in the tough pay TV market, where the abundance of output deals has left very little room for feevee operators to buy indie films.
On the theatrical front, he also pointed out that the smaller number of larger indie distributors after the merger of Artisan and Lions Gate and the holding pattern of Miramax was making the market “tighter and tougher.”
However, he urged attendees to “stand up and fight for indie rights and the films to level the playing field.
“I’m proudly independent, and that shouldn’t be a pejorative term. That has to be responded to with force to level the playing field.
“As an independent you can make a difference, increase audiences for independent film and change the world, It can also be a very good business. No matter how tough it is being an indie, it really has been fun.”
Berney also called for more diversity in the studios’ executive ranks, more films from African-American producers and more films targeted at the Latino market.
Ending the session, Berney said that when he’s asked now what comes after “The Passion,” he says, ‘It’s funny. That’s the same thing they asked me after ‘Greek Wedding.’ “